REDEEMABLE NON-CONTROLLING INTERESTS (Details)	2 Months Ended
Jul. 31, 2024 $ / shares shares
DayOne data center limited
REDEEMABLE NON-CONTROLLING INTERESTS
Non-controlling interest owned (as a percent)	47.30%
DayOne data center limited
REDEEMABLE NON-CONTROLLING INTERESTS
Issuance of ordinary shares (in shares) | shares	67,200,000
Price per share (in USD/share) | $ / shares	$ 10